Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
8.	SUBSEQUENT EVENTS

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

On October 8, 2020 the Company issued 17,171,727 shares of common stock upon conversion of principal in the amount of $15,940, plus accrued interest of $9,245 according to the conditions of the convertible note dated as of May 2, 2014.

On October 12, 2020, an addendum was executed for the Bountiful convertible note dated October 1, 2015, to extend the maturity date to October 1, 2023.

On October 13, 2020, the Company received funds of $25,000 on the convertible note dated February 26, 2018.

On October 28, 2020 the Company issued 3,921,569 shares of common stock upon conversion of principal in the amount of $20,000 according to the conditions of the convertible note dated as of April 23, 2020.

On October 30, 2020 the Company issued 8,695,122 shares of common stock upon conversion of principal in the amount of $33,000, plus accrued interest of $2,650 according to the conditions of the convertible note dated as of April 23, 2020.

On November 2, 2020, the Company entered into a securities purchase agreement in the amount of $53,000 less other fees of $3,000 for net funds of $50,000.

10.	SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

On January 16, 2020, the Company issued 1,200,000 shares of common stock upon conversion of principal in the amount of $7,802, plus $250 in other fees.

On January 21, 2020, the Company issued 1,666,667 shares of common stock upon conversion of principal in the amount of $12,000.

On January 23, 2020, the Company issued 2,142,857 shares of common stock upon conversion of principal in the amount of $15,000.

On January 24, 2020, the Company issued 2,272,727 shares of common stock upon conversion of principal in the amount of $15,000.

On January 23, 2020, the Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the "January 2020 Note") in the principal amount of $53,000. The January 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.

On January 27, 2020, the Company issued 2,166,667 shares of common stock upon conversion of principal in the amount of $11,000, plus accrued interest of $2,650.

On February 13, 2020, the Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the "February 2020 Note") in the principal amount of $53,500. The February 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.

On February 25, 2020, the Company issued 2,000,000 shares of common stock upon conversion of principal in the amount of $10,120, plus other fees of $250.

On March 2, 2020, the Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the "February 2020 Note") in the principal amount of $53,000. The March 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.

On March 3, 2020, the Company issued 1,967,213 shares of common stock upon conversion of principal in the amount of $12,000.

On March 6, 2020, the Company issued 2,542,373 shares of common stock upon conversion of principal in the amount of $15,000.

Effective March 6, 2020, the Company entered into an agreement with Soelect, Inc. for the Joint Development of low-cost manufacturing of SiO-C-Li Composition material using Solid state process agreement (the "Agreement").

The Agreement is for a term of 21 months, with three phases of development. However, the parties may extend the term for additional periods as may be mutually agreed to. Either party upon 30 days' notice may terminate the Agreement. Phase 1 of the project is expected to run for 9 months with estimated cost to the Company of $90,000, with Phase 2 estimated for last 6 months, with estimated cost of $100,000, and the final, Phase 3, expected to run for 6 months at an estimated cost of $100,000.